Deferred Policy Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition Costs

4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

	2011	2010	2009

	(in thousands)
Balance, beginning of year	$271,179	$218,756	$232,145
Capitalization of commissions, sales and issue expenses	90,072	70,516	44,965
Amortization- Impact of assumption and experience unlocking and true-ups	(983)	13,484	11,607
Amortization- All other	(89,063)	(22,147)	(27,976)
Change in unrealized investment gains/(losses)	(8,310)	(9,430)	(41,985)

Balance, end of year	$262,895	$271,179	$218,756

Deferred acquisition costs include reductions in capitalization and amortization related to reinsurance expense allowances resulting from the coinsurance treaties with Prudential Arizona Reinsurance Captive Company, or “PARCC,” and Prudential Arizona Reinsurance Term Company, or “PAR TERM” as discussed in Note 13.

Ceded capitalization was $19 million, $29 million and $15 million in 2011, 2010 and 2009, respectively. Ceded amortization relating to this treaty included amounted to $7 million, $9 million and $8 million in 2011, 2010 and 2009, respectively.